INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Computed tax at statutory rate	$ (181,894)	$ (76,270)
State taxes	(27,093)	(13,459)
Change in valuation allowance	208,988	89,729
Other reconciliations	0	0
Provision (benefit) for taxes	$ 0	$ 0